Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of the Benefit for Income Taxes

The benefit for income taxes for the years ended December 31, 2013, 2012 and 2011 are as follows, in thousands:

	Year Ended December 31,
	2013	2012	2011
U.S.:
Current	$—	$—	$34
Deferred	—	—	—

Total U.S.	—	—	34

Foreign:
Current	—	441	1,394
Deferred	—	—	—

Total foreign	—	441	1,394

Benefit for income taxes	$—	$441	$1,428

Summary of the Reconciliation of the Expected Income Tax Benefit

A reconciliation of the expected income tax benefit computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
	2013	2012	2011
Income tax computed at federal statutory tax rate	34.0%	34.0%	34%
State taxes, net of federal benefit	0.9%	2.6%	2.4%
Change in valuation allowance	(35.7)%	(36.5)%	(36.2)%
Stock-based compensation	(0.8)%	(0.6)%	(5.0)%
Research and development credits	0.2%	0.7%	1.6%
Permanent differences	(0.2)%	(0.2)%	0.1%
Impact of state rate change	—%	—%	0.1%
Other	1.6%	1.0%	6.2%

Total	—%	1.0%	3.2%

Summary of Deferred Taxes

Deferred taxes consist of the following:

	As of December 31,
	2013	2012
Net operating loss carryforwards	$60,839	$47,924
Research and development credits/Investment tax credits	14,224	13,306
Capitalized research and development costs	5,630	6,940
Stock-based compensation	4,127	3,733
Depreciation and amortization	1,164	1,150
Accrued expenses	58	205
Deferred revenue	236	1,178
Other	(583)	(493)

Deferred tax asset	85,695	73,943
Deferred tax asset valuation allowance	(85,695)	(73,943)

Net deferred tax asset	$—	$—

Summary of the Reconciliation of Company's Gross Uncertain Tax Positions

The following is a reconciliation of the Company’s gross uncertain tax positions at December 31, 2012 and 2011:

December 31, 2010	$1,878
Decrease related to positions taken in prior years	—

Expiration of statute of limitations	(1,395)
Foreign exchange revaluation	(52)

December 31, 2011	$431

Decrease related to positions taken in prior years	—
Expiration of statute of limitations	(441)
Foreign exchange revaluation	10

December 31, 2012	$—